Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	Quantum BioPharma Ltd.
Entity Central Index Key	0001771885
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	12
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	001-39152
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	55 University Avenue
Entity Address Address Line 2	Suite 1003
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5J 2H7
Amendment Description	Quantum BioPharma Ltd. (the “Company,” “we” or “us”) is filing this Amendment No. 1 (the “Amendment”) on Form 20-F to amend its Annual Report on Form 20-F for the fiscal year ended December 31, 2024, filed with the Securities and Exchange Commission (the “SEC”) on March 28, 2025 (the “Original Filing”), to update and address an omission in the Original Filing, which did not include an audit report from MNP LLP, the Company’s independent registered public accounting firm, for the financial statements for the fiscal years ended December 31, 2024, 2023 and 2022 and to add an index to the Financial Statements. This Amendment also includes (i) an updated Exhibit 15.1 (Consent of the Company’s independent registered public accounting firm), and (ii) new certifications by the Company’s principal executive officer and principal financial officer are filed as exhibits to the Amendment as Exhibits 12.1, 12.2, 13.1 and 13.2. The Company is amending and restating Item 8 in Part I and Item 18 in Part III of the Original Filing as set forth in this Amendment. Except as otherwise expressly noted, this Amendment does not amend, update or restate the information in the Original Filing, and no other changes have been made to the Original Filing. The Original Filing continues to speak as of the dates described in the Original Filing, and we have not updated the disclosures contained therein to reflect any events that occurred subsequent to such dates. Accordingly, this Amendment should be read in conjunction with the Company’s Original Filing and filings made with the SEC subsequent to the filing of the Original Filing, as information in such filings may update or supersede certain information contained in the Original Filing or in the Amendment.
Icfr Auditor Attestation Flag	false
Auditor Name	MNP LLP
Auditor Location	Mississauga, Canada
Auditor Firm Id	1930
Security 12b Title	Class B Subordinate Voting Shares, no par value
Trading Symbol	QNTM
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	55 University Avenue
Entity Address Address Line 2	Suite 1003
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5J 2H7
City Area Code	416
Local Phone Number	854-8884
Contact Personnel Email Address	zsaeed@quantumbiopharma.com
Contact Personnel Name	Zeeshan Saeed